SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Future events and their effects cannot be determined with certainty. Therefore, the determination of estimates requires the exercise of judgment. Actual results could differ from those estimates, and any such differences may be material to our consolidated financial statements. Significant estimates include assumptions about collection of accounts receivable and the reserve for doubtful accounts, stock-based compensation expense, fair value of equity instruments, valuation for deferred tax assets, incremental borrowing rate on leases, valuation and carrying value of goodwill and other identifiable intangible assets, estimates for warranty costs, and useful life of fixed assets.

b)	Business Combinations

Business combinations are accounted for at fair value. The Company allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values at the acquisition dates. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from the utilization of trade names from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Goodwill is not amortized but is reviewed for impairment annually or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has the option to perform a qualitative assessment over goodwill when events occur or circumstances change that would, more likely than not, reduce the fair value of a reporting unit. If the Company concludes, based on the qualitative assessment, that a reporting unit would more likely than not exceed its fair value, a quantitative assessment is performed which is based upon a comparison of the reporting unit’s fair value to its carrying value. The fair values used in this evaluation are estimated based upon future discounted cash flow projections for the reporting unit. An impairment charge is recognized for any amount by which the carrying amount of goodwill exceeds its fair value.

The Company performs its review for impairment during the third quarter of each year. The Company assesses goodwill for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment, referred to as a component. At August 31, 2020, the Company determined that there was no impairment of goodwill.

c)	Restricted Cash

The Company’s restricted cash – current was $6,388,561 and $0 at November 30, 2020 and 2019, respectively. This amount is due to holds placed on its use by the Company’s merchant services vendor pending fulfillment of backorders prepaid by credit cards or PayPal. The Company’s long-term restricted cash of $92,000 at November 30, 2020 and 2019, respectively, consists of cash that the Company is contractually obligated to maintain in accordance with the terms of its November 2019 lease agreement.

d)	Allowance for Doubtful Accounts Receivable

The Company provides an allowance for its accounts receivable for estimated losses that may result from its customers’ inability to pay. The Company determines the amount of the allowance by analyzing known uncollectible accounts, aged receivables, economic conditions, historical losses, and changes in customer payment cycles and its customers’ creditworthiness. Amounts later determined and specifically identified to be uncollectible are charged or written off against this allowance. To minimize the likelihood of uncollectibility, the Company reviews its customers’ creditworthiness periodically. Material differences may result in the amount and timing of expense for any period if the Company were to make different judgments or utilize different estimates. The allowance for doubtful accounts at November 30, 2020 and 2019 was $12,191 and $0, respectively.

e)	Inventories

Inventories are principally comprised of raw materials and finished goods, and are valued at the lower of cost or net realizable value with cost being determined on the first-in, first-out basis. The Company reviews inventories for obsolete items to determine adjustments that it estimates will be needed to record inventory at lower of cost or net realizable value. Inventory costs include labor, overhead, subcontracted manufacturing costs and inbound freight costs.

f)	Property and Equipment

Property and equipment are recorded at cost, and reflected net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, primarily three to seven years for computer hardware and software, furniture and fixtures, and machinery and equipment. Leasehold improvements are amortized over the lesser of the useful lives of three to seven years or lease terms. Expenditures for major renewals and betterments to property and equipment are capitalized, while expenditures for maintenance and repairs are charged as an expense as incurred. Upon retirement or disposition, the applicable property amounts are deducted from the accounts and any gain or loss is recorded in the Consolidated Statements of Operations and Comprehensive Loss. Useful lives are determined based upon an estimate of either physical or economic obsolescence or both.

g)	Patent Rights

The perpetual, irrevocable, exclusive and non-exclusive license to use technology with respect to the cost of patent rights is capitalized and amortized over the estimated useful life, currently estimated to be 15 years.

h)	Impairment of Long-Lived Assets

Long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset group over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. There were no impairments of long-lived assets during the years ended November 30, 2020 and 2019, respectively.

i)	Convertible Notes Payable

When the Company has determined that the embedded conversion options should not be bifurcated from their host instruments the Company accounts for convertible debt instruments in accordance with ASC 470-20, Debt with Conversion and Other Options. The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company amortizes any debt discount over the term of the notes, using the straight-line method, which approximates the effective interest method. The Company records, when necessary, any induced conversion expense, at the time of conversion for the difference between the reduced conversion price per share and the original conversion price per share.

j)	Fair Value of Financial Instruments

The Company determines fair value based on its accounting policy for fair value measurement (i.e. exit price that would be recovered for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date). See note 4 (t). The Company has not used derivative financial instruments such as forwards to hedge foreign currency exposures. Convertible debt issued is initially recognized at fair value. Derivative liabilities are measured at fair value at each reporting period and convertible debt is subsequently measured at amortized cost.

k)	Revenue Recognition

Product Sales

The Company generates revenue through the wholesale distribution of its products and accessories to dealers/distributors, large end-users such as security companies and law enforcement agencies, and through an e-commerce portal to consumers. Revenue is recognized upon transfer of control of goods to the customer, which generally occurs when title to goods is passed and risk of loss transfers to the customer. Depending on the contract terms, transfer of control is upon shipment of goods to or upon the customer’s pick-up of the goods. Payment terms to customers other than e-commerce customers are generally 30-60 days for established customers, whereas new wholesale and large end-user customers have prepaid terms for their first order. The amount of revenue recognized is net of returns and discounts that the Company offers to its customers. Products purchased include a standard warranty that cannot be purchased separately. This allows customers to return defective products for repair or replacement within one year of sale. The Company also sells an extended warranty for the same terms over three years. The extended 3-year warranty can be purchased separately from the product and therefore, must be classified as a service warranty. Since a warranty for the first year after sale is included and non-separable from all launcher purchases, the Company considers this extended warranty to represent a service obligation during the second and third years after sale. Therefore, the Company accumulates billings of these transactions on the balance sheet as deferred revenue, to be recognized on a straight-line basis during the second and third year after sale. The Company recognizes an estimated reserve based on its analysis of historical experience, and an evaluation of current market conditions. The Company’s returns under warranties have been immaterial. In February 2021, the Company identified certain Byrna® HD launchers that may contain a wire that is not to specification and is offering customers a free factory service update for their launchers. The company accrued a $195,000 reserve for the possible costs related to updating affected launchers.

The Company also has a 60-day money back guarantee, which allows for a full refund of the purchase price, excluding shipping charges, within 60 days from the date of delivery. The right of return creates a variable component to the transaction price and needs to be considered for any possible constraints. The Company estimates returns using the expected value method, as there will likely be a range of potential return amounts. The Company’s returns under the 60-day money back guarantee have been immaterial.

The Company excludes from revenue taxes collected from customers and remitted to government authorities related to sales of the Company’s products. Shipping and handling costs that occur after control of goods has been transferred to the customer and that are not billed to the customer are accounted for as fulfillment costs and are included in cost of goods sold in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

The Company accounts for shipping and handling activities related to contracts with customers as costs to fulfill the promise to transfer the associated products. Shipping and handling costs associated with the distribution of finished products to customers, are recorded in cost of goods sold in the accompanying Consolidated Statements of Operations and Comprehensive Loss and are recognized when the product is shipped to the customer. Shipping and handling costs included in cost of goods sold were $1,375,827 and $21,487 during the years ended November 30, 2020 and 2019, respectively. Costs to obtain a contract consist of commissions paid to employees and are included in operating expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss. Commissions were $565,393 and $0 for the years ended November 30, 2020 and 2019, respectively.

Included as cost of goods sold are costs associated with the production and procurement of products, such as labor and overhead, inbound freight costs, manufacturing depreciation, purchasing and receiving costs, inspection costs and the shipping and handling costs.

Contract Liabilities

Deferred revenue primarily relates to unfulfilled e-commerce orders for the years ended November 30, 2020 and 2019.

l)	Advertising

Advertising related costs are expensed as incurred and are included in operating expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss. Advertising expenses were $1,047,605 and $366,786 during the years ended November 30, 2020 and 2019, respectively.

m)	Research and Development

Research and development (“R&D”) costs are expensed as incurred and are included in operating expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss. R&D costs were $43,992 and $158,105 during the years ended November 30, 2020 and 2019, respectively.

n)	Incomes Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Deferred tax assets are recognized to the extent the Company believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company records uncertain tax positions as liabilities and adjusts these liabilities when its judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of November 30, 2020 and 2019, the Company has not recorded any uncertain tax positions in our financial statements.

If incurred, the Company recognizes interest and penalties related to income taxes on the income tax expense line in the accompanying Consolidated Statement of Operations and Comprehensive Loss. As of November 30, 2020 and 2019, no accrued interest or penalties related to income taxes are included in the consolidated balance sheets.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from November 30, 2017, to the present. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.

On March 27, 2020, then President Trump signed into law the $2 trillion bipartisan CARES Act. The CARES Act includes a variety of economic and tax relief measures intended to stimulate the economy, including loans for small businesses, payroll tax credits/deferrals, and corporate income tax relief. Due to the Company’s history of net operating losses and full valuation allowance for deferred tax assets, the CARES Act did not have a significant effect to the income tax provision, as the corporate income tax relief was directed towards cash taxpayers.

o)	Loss Per Share

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year and the conversion feature of convertible notes payable.

p)	Stock-Based Compensation

The Company accounts for all stock-based payment awards granted to employees and non-employees as stock-based compensation expense at their grant date fair value. The Company’s stock-based payments include stock options, restricted stock units, and incentive warrants. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, on a straight-line basis. The measurement date for non-employee awards is generally the date the services were completed, resulting in financial reporting period adjustments to stock-based compensation during either the expected term or the contractual term. Stock-based compensation costs for non-employees are recognized as expense over the vesting period on a straight-line basis. Stock-based compensation is classified in the accompanying Statements of Operations and Comprehensive Loss based on the function to which the related services are provided, which is included in operating expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss. Forfeitures are accounted for as they occur.

The fair value of each stock option grant is estimated on the date of grant by using either the Black-Scholes, Binomial Lattice, or the quoted stock price on the date of grant, unless the awards are subject to market conditions in which case we use the Monte Carlo simulation model. Due to the Company’s limited history, the expected term of the Company’s stock options granted to employees has been determined utilizing the method as prescribed by the SEC’s Staff Accounting Bulletin, Topic 14. The expected term for stock options granted to non-employees is equal to the contractual term of the options. The risk-free interest rate is determined by reference to the US Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.

q)	Foreign Currency Transactions

Foreign currency transactions are transactions denominated in a currency other than a subsidiary’s functional currency. A change in the exchange rates between a subsidiary’s functional currency and the currency in which a transaction is denominated increases or decreases the expected amount of functional currency cash flows upon settlement of the transaction. That increase or decrease in expected functional currency cash flows is recorded as other income (expense), in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

r)	Foreign Currency Translation

The Company maintains its books and records in U.S. Dollars, which is its functional and reporting currency. Assets and liabilities of the Company’s international subsidiaries in which the local currency is the functional currency are translated into U.S. Dollars at period-end exchange rates. Income and expenses are translated into U.S. Dollars at the average exchange rates during the period. The resulting translation adjustments are included in the Company’s Consolidated Balance Sheets as a component of accumulated other comprehensive income (loss).
s)	Other Comprehensive Income (Loss)

Other comprehensive income (loss) consists of foreign currency translation adjustments.

t)	Fair Value Measurement

The Company follows a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to settle a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tier fair value hierarchy has been established, which prioritizes the inputs used in measuring fair value as follows:

●     Level 1- Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

●     Level 2- Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

●     Level 3-Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

u)	Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606"). Subsequently, the FASB issued several updates to ASC 606. ASC 606 also includes new guidance on costs related to a contract, which is codified in ASC Subtopic 340-40. In applying ASC 606, revenue is recognized when control of promised goods or services transfers to a customer and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. The major provisions of the new standard include: the determination of enforceable rights and obligations between parties; the identification of performance obligations including those related to material right obligations; the allocation of consideration based upon relative standalone selling price; accounting for variable consideration; the determination of whether performance obligations are satisfied over time or at a point in time; and enhanced disclosure requirements. The Company adopted ASC 606 during the first quarter of 2019 by applying the modified retrospective method to all contracts which resulted in (a) no impact to the financial statements and (b) additional financial statement disclosures.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (“ASU 2016-02”). This standard requires the recognition of lease assets and liabilities for all leases, with certain exceptions, on the balance sheet. For public companies, the standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those fiscal years. The Company adopted ASU 2016-02 on December 1, 2019, or the effective date, and used the effective date as its date of initial application. As such, the Company did not adjust prior period amounts. The Company also elected to adopt the package of practical expedients upon transition, which permits companies to not reassess lease identification, classification, and initial direct costs under ASU 2016-02 for leases that commenced prior to the effective date. The Company has elected not to recognize on the balance sheet leases with terms of one year or less. Upon adoption, the Company recorded lease liabilities of $65,136 and right-of-use assets of $65,136 on the balance sheet as of December 1, 2019.

In May 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-09, Compensation - Stock Compensation: Scope of Modification Accounting, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. An entity will account for the effects of a modification unless the fair value of the modified award is the same as the original award, the vesting conditions of the modified award are the same as the original award and the classification of the modified award as an equity instrument or liability instrument is the same as the original award. This update became effective for the Company on December 1, 2018, including interim periods. The Company adopted and will apply the update prospectively to any award modifications.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic: 260), Distinguishing Liabilities from Equity (Topic: 480), Derivatives and Hedges (Topic 815). The FASB issued the update to simplify the accounting for certain financial instruments with down round features. The Company adopted ASU 2017-11 in the first quarter of fiscal 2020. Currently, the Company does not have financial instruments with down round features but will apply this update prospectively.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). FASB issued the update to include share-based payment transaction for acquiring goods or services from nonemployees in Topic 718, Compensation – Stock Compensation. The Company adopted ASU 2018-07 in the first quarter of fiscal 2020 prospectively, which has not had a material impact on its financial statements for share-based payments issued to nonemployees during fiscal 2020.

Accounting Pronouncements Issued but Not Adopted

In 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The guidance changes the impairment model used to measure credit losses for most financial assets. A new forward-looking expected credit loss model will replace the existing incurred credit loss model and will impact the Company’s accounts and other receivables. This is expected to generally result in earlier recognition of allowances for credit losses. ASU 2016-13 will be effective for the Company in December 2023 as long as it remains a smaller reporting company. Early adoption is permitted. The Company is currently evaluating the impact of adopting this update on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). The FASB issued the update to simplify the measurement of goodwill by eliminating step 2 from the goodwill impairment test. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. ASU 2017-04 will be effective for the Company so long as it remains a smaller reporting company in the first quarter of 2024. Early adoption is permitted. The Company will apply this update upon adoption.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) (“ASU 2018-13”). The guidance improves the effectiveness of disclosures about fair value measurements required under ASC 820. ASU 2018-13 amends the disclosure requirements for recurring and nonrecurring fair value measurements by removing, modifying, and added certain disclosures. ASU 2018-13 will be effective for the Company the first quarter of 2021. Early adoption is permitted. The Company is currently evaluating the impact of adopting this update on the consolidated financial statements.

In 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The guidance simplifies the accounting for income taxes by primarily addressing the following: recognition of a deferred tax liability after transition to/from the equity method, evaluation when a step-up in the tax basis of goodwill should be related to a business combination or when it should be considered a separate transaction, inclusion of the amount of tax based on income in the income tax provision and any incremental amount as a tax not based on income, and recognition of the effect of an enacted change in tax laws or annual effective tax rates in the period the change was enacted, The guidance is effective for the Company in the first quarter of 2022. Early adoption is permitted. Several of the amendments in the update are required to be adopted using a prospective approach, while other amendments are required to be adopted using a modified-retrospective approach or retrospective approach. The Company is currently evaluating the impact of adopting this update on the consolidated financial statements.